Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

As of December 31, 2019, and 2020, property and equipment consisted of the following:

	December 31, 2019	December 31, 2020

Electronic equipment	$720	$821
Office equipment and furniture	63	77
Leasehold improvement	128	110
	911	1,008
Less: accumulated depreciation	(580)	(757)
	$331	$251

For the years ended December 31, 2019 and 2020, depreciation expense amounted to $207 and $156 respectively.